Deferred Income Tax and Other Liabilities - Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Income And Other Liabilities [Abstract]
Balance, beginning of the year	$ (14,784)	$ (18,294)
Changes in deferred tax liability (asset) [abstract]
Recognized in net income (loss) for the year	4,503	(4,058)
Recognized in equity	185	1,634
Recognized in other comprehensive income (loss) for the year	1,091	900
Recognized from new acquisitions in the year	0	5,034
Balance, end of year	$ (9,005)	$ (14,784)